REVENUES - Information About Contract Assets and Liabilities from Contracts with Customers (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred Revenue [Abstract]
Accounts receivable, net	$ 612	¥ 3,838	$ 380	¥ 2,470	¥ 0
Contract liabilities	$ 170,597	¥ 1,070,086		¥ 812,821